Note 11 - Subsequent Events	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Subsequent Events [Text Block]
11.	Subsequent events

IPO and the concurrent private placement

On
March
14,
2017,
the Company completed its IPO on the NASDAQ Capital Market pursuant to which the Company issued
174,286
ordinary shares at
$20.00
per share for gross proceeds of
$3,486.
In conjunction with IPO, the Company issued
2,541,048
ordinary shares in a private placement to certain investors at
$20.00
per share for gross proceeds of
$50,821.
Immediately prior to the IPO, the Company issued
2,112,963
ordinary shares to Nereus Trust (Note
10)
and the relevant royalty payment arrangements with the seller of the patent of Plinabulin were terminated.

2017
Omnibus Incentive Plan.

In connection with the IPO, the Company’s board of directors and shareholders approved a new equity compensation plan, the
2017
Omnibus Incentive Plan, to provide an additional incentive to selected officers, employees, non-employee directors, independent contractors and consultants of the Company under certain conditions. Under the
2017
Omnibus Incentive Plan, the maximum number of the Company’s ordinary shares reserved for issuance is
2,137,037
shares.